Expense Example	Sep. 22, 2025 USD ($)
RMB Quality Intermediate Core Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	141
RMB Quality Intermediate Tax-Exempt Municipal Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	$ 145